Prospectus Supplement                                               225129 5/05

dated May 10, 2005 to:
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PUTNAM HIGH YIELD ADVANTAGE FUND              Prospectuses dated March 30, 2005

In the section "Who manages the fund?", the information under the sub-heading "Investment management teams" is replaced with the following:

Putnam Management and PIL's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income High-Yield Team manage the fund's investments. The names of all team members can be found at www.putnaminvestments.com.

The team members identified as the fund's Portfolio Leader and Portfolio Member coordinate the team's efforts related to the fund and are primarily responsible for the day-to-day management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the fund.


-----------------------------------------------------------------------------------------
Portfolio Leader        Joined        Employer            Positions Over Past Five Years
                        Fund
-----------------------------------------------------------------------------------------
Paul D. Scanlon         2002          Putnam Management   Team Leader, U.S. High Yield
                                      1999 - Present      investing
                                                          Previously, Portfolio Manager;
                                                          Analyst
-----------------------------------------------------------------------------------------
Portfolio Member        Joined        Employer            Positions Over Past Five Years
                        Fund
-----------------------------------------------------------------------------------------
Robert L. Salvin*       2005          Putnam Management   Portfolio Manager
                                      2000 - Present      Previously, Analyst; Equity
                                                          Capital Market Specialist
-----------------------------------------------------------------------------------------

* Joined the fund after March 30, 2005.

                              ____________________


In the section "Who manages the fund?", the information under the sub-heading "Fund ownership" is replaced with the following:

Fund ownership. The table below shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


Fund Portfolio Leader and Portfolio Member
------------------------------------------------------------------------------------------------
                                 $1-      $10,001- $50,001-  $100,001- $500,001-   $1,000,001-
                       Year  $0  $10,000  $50,000  $100,000  $500,000  $1,000,000  and over
------------------------------------------------------------------------------------------------
Paul D. Scanlon        2004  .
------------------------------------------------------------------------------------------------
Portfolio Leader       2003  .
------------------------------------------------------------------------------------------------
Robert L. Salvin       N/A
------------------------------------------------------------------------------------------------
Portfolio Member       N/A
------------------------------------------------------------------------------------------------



N/A indicates the individual was not a Portfolio Member as of the fund's fiscal year end. Mr. Salvin did not own fund shares as of March 31, 2005.